CONVERTIBLE BONDS - Schedule of indirect measurement of fair value of equity component during the period (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2024 € / shares $ / shares	Dec. 31, 2024 $ / shares € / shares	Apr. 30, 2024 $ / shares
Convertible Bonds [Line Items]
Conversion price of bonds into ordinary shares (in euro/dollar per share) | € / shares		€ 0.7690
Conversion price of bonds into ordinary shares at a premium (in euro/dollar per share) | € / shares		€ 1.2271
Dividend yield		0.00%
Expected term in years		4 years 10 months 6 days
Risk-free rate		3.01%
Volatility		43.99%
Barrier price per share | $ / shares		€ 1.5952
New Bonds
Convertible Bonds [Line Items]
Conversion price of bonds into ordinary shares (in euro/dollar per share) | (per share)	€ 0.8924		$ 0.9236
Conversion price of bonds into ordinary shares at a premium (in euro/dollar per share) | (per share)	€ 1.2271		$ 1.2700
Dividend yield	0.00%
Expected term in years	5 years
Risk-free rate	2.90%
Volatility	44.34%
Barrier price per share | $ / shares	€ 1.5952